Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Citigroup Commercial Mortgage Securities Inc. and Citi Real Estate Funding Inc.
(together, the “Company”)
Citigroup Global Markets Inc.
Barclays Capital Inc.
Barclays Capital Real Estate Inc.
JPMorgan Chase Bank, National Association
J.P. Morgan Securities LLC
(collectively, the “Specified Parties”):

Re: ARES Commercial Mortgage Trust 2024-IND – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “ARES 2024-IND_Accounting Tape.xlsx” provided by the Company on June 13, 2024 (the “Data File”), containing information on one mortgage loan (“Mortgage Loan”) and 30 related mortgaged properties (“Mortgaged Properties”) as of July 9, 2024 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by ARES Commercial Mortgage Trust 2024-IND, Commercial Mortgage Pass-Through Certificates, Series 2024-IND (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term "Provided by the Company”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in the Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of these documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed SOFR” means the SOFR rate of 5.32884% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Assumed Spread” means the assumed spread rate of 2.25000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Assumed Term SOFR Cap” means the SOFR cap rate of 4.61685% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Assumed SOFR, Assumed Spread, Assumed Term SOFR Cap and Cut-off Date.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	For the Mortgage Loan and Mortgaged Properties included in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A), we compared the Compared Attributes in the Data File to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	For the Mortgage Loan and Mortgaged Properties included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an

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examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
June 13, 2024

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ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Name	Provided by the Company
Property Type	Appraisal Report, Underwriting File
Property Sub-Type	Appraisal Report, Underwriting File
Address	Appraisal Report, Engineering Report, Draft Engineering Report
City	Appraisal Report, Engineering Report, Draft Engineering Report
County	Appraisal Report, Engineering Report, Draft Engineering Report
State	Appraisal Report, Engineering Report, Draft Engineering Report
Zip	Appraisal Report, Engineering Report, Draft Engineering Report
Market	Appraisal Report, Underwriting File
Year Built	Appraisal Report, Engineering Report, Draft Engineering Report
Year Renovated	Appraisal Report, Engineering Report, Draft Engineering Report
Wtd. Avg. Clear Height	Underwriting File
Total NRA	Underwriting File
Unit of Measure	Underwriting File
Leased (%)	Underwriting File
Leased (%) Date	Underwriting File
Office % of NRA	Underwriting File
% of NRA Leased to Investment Grade Tenants	Underwriting File
% of UW Gross Rent from Investment Grade Tenants	Underwriting File
# of tenants	Underwriting File
WA Lease Expiration Date	Underwriting File
A-1

ATTACHMENT A

Attribute	Source Document(s)
WA Lease Term Remaining	Underwriting File
Ownership Interest	Title Policy
Mortgage Loan Closing Date Balance	Draft Loan Agreement, Promissory Note, Allocated Loan Amount Schedule
Mortgage Loan Maturity Date Balance	Draft Loan Agreement, Promissory Note, Allocated Loan Amount Schedule
Individual Appraised Value Date	Appraisal Report
Aggregate Individual Appraised Value	Appraisal Report
Portfolio Appraised Value Date	Appraisal Report
Portfolio Appraised Value	Appraisal Report
Portfolio Appraised Value Premium	Appraisal Report
Engineering Report Provider	Engineering Report, Draft Engineering Report
Engineering Report Date	Engineering Report, Draft Engineering Report
Environmental Report Provider	Environmental Report
Environmental Report Date	Environmental Report
Phase II Required?	Environmental Report, Phase II Environmental Report
Seismic Zone	Seismic Report, Engineering Report, Draft Engineering Report
PML %	Seismic Report, Engineering Report, Draft Engineering Report, Seismic Summary Matrix
Origination Date	Provided by the Company
Term SOFR Lookback days	Draft Loan Agreement
Term SOFR Cap Expiration Date	Provided by the Company
Interest Calculation (30/360 / Actual/360)	Draft Loan Agreement
Amort Type	Draft Loan Agreement
Grace Period	Draft Loan Agreement
First Loan Payment Date	Draft Loan Agreement
Original Term to Maturity (Months)	Draft Loan Agreement
Original Amortization Term (Months)	Draft Loan Agreement
A-2

ATTACHMENT A

Attribute	Source Document(s)
Original IO Term (Months)	Draft Loan Agreement
Initial Maturity Date	Draft Loan Agreement
Floating Rate Component Extensions	Draft Loan Agreement
Fully Extended Maturity Date	Draft Loan Agreement
Lockbox	Draft Loan Agreement
Cash Management Type	Draft Loan Agreement
Cash Management Trigger	Draft Loan Agreement
Administrative Fee Rate (%)	Admin Fee Schedule
Floating Rate Component Prepayment Provision	Draft Loan Agreement
Partial Release Allowed?	Draft Loan Agreement
Property Release Description	Draft Loan Agreement
Initial Tax Escrow	Draft Loan Agreement
Ongoing Tax Escrow Monthly	Draft Loan Agreement
Tax Escrow Springing Conditions	Draft Loan Agreement
Initial Insurance Escrow	Draft Loan Agreement
Ongoing Insurance Escrow Monthly	Draft Loan Agreement
Insurance Escrow Springing Conditions	Draft Loan Agreement
Initial Immediate Repairs Escrow	Draft Loan Agreement
Initial CapEx Escrow	Draft Loan Agreement
Ongoing Cap Ex Escrow Monthly	Draft Loan Agreement
Cap Ex Escrow Springing Conditions	Draft Loan Agreement
Initial TI/LC Escrow	Draft Loan Agreement
Ongoing TI/LC Escrow Monthly	Draft Loan Agreement
TI/LC Escrow Springing Conditions	Draft Loan Agreement
Initial Other Escrow	Draft Loan Agreement
Ongoing Other Escrow Monthly	Draft Loan Agreement
Ongoing Other Escrow Springing Condition	Draft Loan Agreement
A-3

ATTACHMENT A

Attribute	Source Document(s)
Other Escrow Description	Draft Loan Agreement
Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File, Lease
Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File, Lease
Largest Tenant (by UW Gross Rent) NRA	Underwriting File, Lease
Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File
Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File
Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File
2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File, Lease
2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File, Lease
2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting File, Lease
2nd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File
2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File
2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File
3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File, Lease
3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File, Lease
3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting File, Lease
3rd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File
3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File
3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File
Base Rent 2022	Underwriting File
Base Rent 2023	Underwriting File
Base Rent March 2024 TTM	Underwriting File
Base Rent Sponsor 2024 Budget	Underwriting File
Base Rent UW	Underwriting File
A-4

ATTACHMENT A

Attribute	Source Document(s)
Potential Income from Vacant Space 2022	Underwriting File
Potential Income from Vacant Space 2023	Underwriting File
Potential Income from Vacant Space March 2024 TTM	Underwriting File
Potential Income from Vacant Space Sponsor 2024 Budget	Underwriting File
Potential Income from Vacant Space UW	Underwriting File
Rent Steps 2022	Underwriting File
Rent Steps 2023	Underwriting File
Rent Steps March 2024 TTM	Underwriting File
Rent Steps Sponsor 2024 Budget	Underwriting File
Rent Steps UW	Underwriting File
Credit Rent Steps 2022	Underwriting File
Credit Rent Steps 2023	Underwriting File
Credit Rent Steps March 2024 TTM	Underwriting File
Credit Rent Steps Sponsor 2024 Budget	Underwriting File
Credit Rent Steps UW	Underwriting File
Recoveries 2022	Underwriting File
Recoveries 2023	Underwriting File
Recoveries March 2024 TTM	Underwriting File
Recoveries Sponsor 2024 Budget	Underwriting File
Recoveries UW	Underwriting File
Gross Potential Rent 2022	Underwriting File
Gross Potential Rent 2023	Underwriting File
Gross Potential Rent March 2024 TTM	Underwriting File
Gross Potential Rent Sponsor 2024 Budget	Underwriting File
Gross Potential Rent UW	Underwriting File
Economic Vacancy & Credit Loss 2022	Underwriting File
A-5

ATTACHMENT A

Attribute	Source Document(s)
Economic Vacancy & Credit Loss 2023	Underwriting File
Economic Vacancy & Credit Loss March 2024 TTM	Underwriting File
Economic Vacancy & Credit Loss Sponsor 2024 Budget	Underwriting File
Economic Vacancy & Credit Loss UW	Underwriting File
Other Income 2022	Underwriting File
Other Income 2023	Underwriting File
Other Income March 2024 TTM	Underwriting File
Other Income Sponsor 2024 Budget	Underwriting File
Other Income UW	Underwriting File
Effective Gross Income 2022	Underwriting File
Effective Gross Income 2023	Underwriting File
Effective Gross Income March 2024 TTM	Underwriting File
Effective Gross Income Sponsor 2024 Budget	Underwriting File
Effective Gross Income UW	Underwriting File
Management Fee 2022	Underwriting File
Management Fee 2023	Underwriting File
Management Fee March 2024 TTM	Underwriting File
Management Fee Sponsor 2024 Budget	Underwriting File
Management Fee UW	Underwriting File
CAM 2022	Underwriting File
CAM 2023	Underwriting File
CAM March 2024 TTM	Underwriting File
CAM Sponsor 2024 Budget	Underwriting File
CAM UW	Underwriting File
Utilities 2022	Underwriting File
Utilities 2023	Underwriting File
A-6

ATTACHMENT A

Attribute	Source Document(s)
Utilities March 2024 TTM	Underwriting File
Utilities Sponsor 2024 Budget	Underwriting File
Utilities UW	Underwriting File
Real Estate Taxes 2022	Underwriting File
Real Estate Taxes 2023	Underwriting File
Real Estate Taxes March 2024 TTM	Underwriting File
Real Estate Taxes Sponsor 2024 Budget	Underwriting File
Real Estate Taxes UW	Underwriting File
Insurance 2022	Underwriting File
Insurance 2023	Underwriting File
Insurance March 2024 TTM	Underwriting File
Insurance Sponsor 2024 Budget	Underwriting File
Insurance UW	Underwriting File
Non-recoverable 2022	Underwriting File
Non-recoverable 2023	Underwriting File
Non-recoverable March 2024 TTM	Underwriting File
Non-recoverable Sponsor 2024 Budget	Underwriting File
Non-recoverable UW	Underwriting File
Total Operating Expenses 2022	Underwriting File
Total Operating Expenses 2023	Underwriting File
Total Operating Expenses March 2024 TTM	Underwriting File
Total Operating Expenses Sponsor 2024 Budget	Underwriting File
Total Operating Expenses UW	Underwriting File
Net Operating Income 2022	Underwriting File
Net Operating Income 2023	Underwriting File
Net Operating Income March 2024 TTM	Underwriting File
Net Operating Income Sponsor 2024 Budget	Underwriting File
A-7

ATTACHMENT A

Attribute	Source Document(s)
Net Operating Income UW	Underwriting File
Tenant Improvements and Leasing Commissions 2022	Underwriting File
Tenant Improvements and Leasing Commissions 2023	Underwriting File
Tenant Improvements and Leasing Commissions March 2024 TTM	Underwriting File
Tenant Improvements and Leasing Commissions Sponsor 2024 Budget	Underwriting File
Tenant Improvements and Leasing Commissions UW	Underwriting File
Replacement Reserves 2022	Underwriting File
Replacement Reserves 2023	Underwriting File
Replacement Reserves March 2024 TTM	Underwriting File
Replacement Reserves Sponsor 2024 Budget	Underwriting File
Replacement Reserves UW	Underwriting File
Net Cash Flow 2022	Underwriting File
Net Cash Flow 2023	Underwriting File
Net Cash Flow March 2024 TTM	Underwriting File
Net Cash Flow Sponsor 2024 Budget	Underwriting File
Net Cash Flow UW	Underwriting File
A-8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Closing Date Balance per SF	Mortgage Loan Closing Date Balance divided by Total NRA
% of Mortgage Loan Closing Date Balance	Mortgage Loan Closing Date Balance divided by aggregate sum of each Mortgage Loan Closing Date Balance
Aggregate Individual Appraised Value per SF	Aggregate Individual Appraised Value divided by Total NRA
Portfolio Appraised Value per SF	Portfolio Appraised Value divided by Total NRA
Assumed One-month Term SOFR	Set to equal Assumed SOFR
Assumed Mortgage Loan Spread	Set to equal Assumed Spread
Term SOFR Cap	Set to equal Assumed Term SOFR Cap
Mortgage Loan Interest Rate at Term SOFR Cap	Sum of i) Assumed Mortgage Loan Spread and ii) Term SOFR Cap
Monthly Mortgage Loan Debt Service Payment	Annual Mortgage Loan Debt Service Payment divided by 12
Annual Mortgage Loan Debt Service Payment	Product of i) sum of a) Assumed One-month Term SOFR and b) Assumed Mortgage Loan Spread, ii) Mortgage Loan Closing Date Balance, and iii) 365/360
Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap divided by 12
Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of i) Mortgage Loan Interest Rate at Term SOFR Cap, ii) Mortgage Loan Closing Date Balance, and iii) 365/360
Seasoning	Number of payments between and including the First Loan Payment Date and the Cut-off Date
Remaining Term to Maturity (Months)	Original Term to Maturity (Months) minus Seasoning
Remaining Amortization Term (Months)	Original Amortization Term (Months) minus Seasoning
Remaining IO Term (Months)	Original IO Term (Months) minus Seasoning
Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Mortgage Loan Closing Date Balance divided by Aggregate Individual Appraised Value
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Balloon LTV (Aggregate Individual Values)	Mortgage Loan Maturity Date Balance divided by Aggregate Individual Appraised Value
Mortgage Loan Closing Date LTV (Portfolio Value)	Mortgage Loan Closing Date Balance divided by Portfolio Appraised Value
Mortgage Loan Balloon LTV (Portfolio Value)	Mortgage Loan Maturity Date Balance divided by Portfolio Appraised Value
Mortgage Loan UW NOI Debt Yield	Net Operating Income UW divided by Mortgage Loan Closing Date Balance
Mortgage Loan UW NCF Debt Yield	Net Cash Flow UW divided by Mortgage Loan Closing Date Balance
Mortgage Loan UW NOI DSCR	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW NCF DSCR	Net Cash Flow UW divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW NOI DSCR at Term SOFR Cap	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment at Term SOFR Cap
Mortgage Loan UW NCF DSCR at Term SOFR Cap	Net Cash Flow UW divided by Annual Mortgage Loan Debt Service Payment at Term SOFR Cap

B-2